SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of entity's operating segments [Abstract]
Disclosure of Operating Segments

	Year ended December 31, 2024
	Steel	Mining	Inter-segment eliminations	Total

Operating income - Management view	1,559,938	(165,862)	5,844	1,399,920
Reconciliation:
Differences in Cost of sales				(190,243)
Differences in Other operating income (expense), net				53,634

Operating income - Under IFRS				1,263,311

Financial income (expense), net				(194,214)
Equity in earnings (losses) of non-consolidated companies				69,108
Provision for ongoing litigation related to the acquisition of a participation in Usiminas				(410,200)

Income before income tax expense - IFRS				728,005

Net sales from external customers	17,220,220	428,840	—	17,649,060
Net sales from transactions with other operating segments of the same entity	—	629,940	(629,940)	—

Depreciation and amortization	(551,621)	(191,656)	—	(743,277)

	Year ended December 31, 2023
	Steel	Mining	Inter-segment eliminations	Total

Operating income - Management view	2,390,546	16,091	(2,463)	2,404,174
Reconciliation:
Differences in Cost of sales				(206,160)

Operating income - Under IFRS				2,198,014

Financial income (expense), net				123,454
Equity in earnings (losses) of non-consolidated companies				105,305
Effect related to the increase of the participation in Usiminas				(171,045)
Recycling of other comprehensive income related to Usiminas				(934,946)

Income before income tax expense - IFRS				1,320,782

Net sales from external customers	17,280,993	329,099	—	17,610,092
Net sales from transactions with other operating segments of the same entity	—	546,038	(546,038)	—

Depreciation and amortization	(542,295)	(115,397)	—	(657,692)

	Year ended December 31, 2022
	Steel	Mining	Inter-segment eliminations	Total

Operating income - Management view	2,556,949	3,716	10,500	2,571,165
Reconciliation:
Differences in Cost of sales				128,354

Operating income - Under IFRS				2,699,519

Financial income (expense), net				(70,133)
Equity in earnings (losses) of non-consolidated companies				37,114

Income before income tax expense - IFRS				2,666,500

Net sales from external customers	16,414,334	132	—	16,414,466
Net sales from transactions with other operating segments of the same entity	—	410,636	(410,636)	—

Depreciation and amortization	(523,818)	(92,674)	—	(616,492)

Disclosure of Geographical Areas

	Year ended December 31, 2024
	Mexico	Southern region	Brazil	Other markets	Total

Net sales	8,701,272	2,415,303	4,280,784	2,251,701	17,649,060

Non-current assets (2)	5,625,883	1,085,913	2,382,168	309,302	9,403,266

	Year ended December 31, 2023
	Mexico	Southern region	Brazil	Other markets	Total

Net sales	9,419,873	3,588,651	2,518,764	2,082,804	17,610,092

Non-current assets (2)	4,965,628	878,642	2,474,178	315,287	8,633,735

	Year ended December 31, 2022
	Mexico	Southern region	Brazil (1)	Other markets	Total

Net sales	8,949,104	3,853,390	743,713	2,868,259	16,414,466

Non-current assets (2)	4,769,161	859,351	1,265,013	312,771	7,206,296
(1) The non-current assets value includes the impact of the impairment charge of $99.0 million recognized in the Brazil CGU.
(2) Includes Property, plant and equipment and Intangible assets

Disclosure of Products and Services
REVENUES BY PRODUCT

	Year ended December 31,
	2024	2023	2022

Slabs	102,723	177,240	640,231
Hot rolled (1)	7,633,699	7,913,232	6,991,466
Cold rolled	2,623,498	2,379,499	1,951,702
Coated (2)	5,889,062	5,708,328	5,704,765
Roll-formed and tubular (3)	620,993	789,255	660,830
Billets, round bars and others	21,565	45,351	142,511
Other products (4)	757,520	597,187	322,961

TOTAL SALES	17,649,060	17,610,092	16,414,466
(1) Hot rolled includes hot rolled flat products, merchant bars, reinforcing bars, stirrups and rods.
(2) Coated includes tin plate and galvanized products.
(3) Roll-formed and tubular includes pre-engineered metal building systems, tubes, beams, insulated panels, roofing and cladding, roof tiles and steel decks.
(4) Other products include mainly sales of energy and pig iron.